Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Expenses:
Research and development	$ 46	$ 47,200	$ 11,768	$ 59,014
General and administrative	1,668	6,715	3,158	11,541
Acquired in-process research and development	6,630	8,000	500	15,130
Total expenses	8,344	61,915	15,426	85,685
Loss from operations	(8,344)	(61,915)	(15,426)	(85,685)
Interest income	20	152	38	210
Other income(expense)	(651)		(1,010)	(1,661)
Net loss	(8,975)	(61,763)	(16,398)	(87,136)
Net loss per share applicable to common stockholders - basic and diluted (in dollars per share)	$ (26.65)	$ (4.51)	$ (31.90)	$ (16.64)
Weighted-average number of common shares used in net loss per share applicable to common stockholders - basic and diluted (in shares)	337	13,696	514	5,237
Comprehensive Loss	$ (8,975)	$ (61,763)	$ (16,398)	$ (87,136)